Schedule of investments
InvestEd 80 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 14.98%
iShares Core MSCI EAFE ETF	11,180	$ 777,122
iShares Core S&P 500 ETF	3,331	1,511,241
Total Exchange-Traded Funds (cost $1,907,420)		2,288,363

Affiliated Mutual Funds — 84.56%
Delaware Ivy Core Equity Fund Class R6	84,467	1,799,982
Delaware Ivy Corporate Bond Fund Class R6	33,166	192,697
Delaware Ivy Crossover Credit Fund Class R6	12,194	115,600
Delaware Ivy Emerging Markets Equity Fund Class R6	49,111	1,152,145
Delaware Ivy Global Bond Fund Class R6	8,010	76,653
Delaware Ivy Government Securities Fund Class R6	241,120	1,268,291
Delaware Ivy High Income Fund Class R6	5,718	38,483
Delaware Ivy International Core Equity Fund Class R6	72,612	1,401,404
Delaware Ivy International Small Cap Fund Class R6	28,849	340,132
Delaware Ivy International Value Fund Class R6	22,386	382,349
Delaware Ivy Large Cap Growth Fund Class R6	51,089	1,731,403
Delaware Ivy LaSalle Global Real Estate Fund Class R6	15,818	194,560
Delaware Ivy Limited-Term Bond Fund Class R6	50,472	535,505
Delaware Ivy Mid Cap Growth Fund Class R6	22,837	838,795
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	16,220	305,584
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	46,374	693,297
Delaware Ivy Securian Core Bond Fund Class R6	75,813	769,507
Delaware Ivy Small Cap Growth Fund Class R6	11,289	267,559
Delaware Ivy Value Fund Class R6	29,302	817,234
Total Affiliated Mutual Funds (cost $13,161,998)		12,921,180

Short-Term Investments — 0.49%
Money Market Mutual Fund — 0.49%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	74,876	74,876
Total Short-Term Investments (cost $74,876)		74,876
Total Value of Securities—100.03% (cost $15,144,294)		15,284,419

Liabilities Net of Receivables and Other Assets—(0.03%)		(3,890)
Net Assets Applicable to 1,353,123 Shares Outstanding—100.00%		$15,280,529
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV929 [3/22] 5/22 (2218489)    1

Schedule of investments
InvestEd 80 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV929 [3/22] 5/22 (2218489)